PRUDENTIAL’S GIBRALTAR FUND, INC.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

February 4, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

Re:  485(a) Filing for Prudential’s Gibraltar Fund, Inc.
Registration Nos. 2-32685 and 811-015660

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary